May 3, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Subject:    Nationwide Variable Account of
  Nationwide Life Insurance Company
  SEC File No. 2-58043
  CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 48 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2006.

Please contact the undersigned at (614) 249-5432 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ MICHAEL STOBART

Michael Stobart
Variable Products Securities Counsel